Organization and Principal Activities	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Roan Holdings Group Co., Ltd. (formerly known as China Lending Corporation or DT Asia Investments Limited) (“Roan”, or the “Company”) is a holding company incorporated on April 8, 2014, under the laws of the British Virgin Islands. On November 27, 2019, the BVI Registrar of Corporate Affairs approved the Company’s name change to Roan Holdings Group Co., Ltd., and on January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): (1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and (2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

On December 30, 2019, the Company set up Fortis Health Industrial Group Limited in Hong Kong, which was a holding company of Yifu Health Industry (Ningbo) Co., Ltd., formerly known as Ningbo Ding Tai Financial Leasing Co., Limited. It commenced operation in health industry in 2020. On February 28, 2020, a new wholly-owned subsidiary, Ningbo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”), was incorporated under the laws of the PRC. Its principal business is providing insurance technology services and related services. On March 3, 2020, a new wholly-owned subsidiary, Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”), was incorporated under the laws of the PRC, which provides services in health management, health big data management and blockchain technology-based health information management.

Disposition of Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited (“Ding Xin”)

On September 30, 2020, the Company entered into an agreement with Urumqi Fengxunhui Management Consulting Co., Ltd. (“Fengxunhui”), pursuant to which Fengxuanhui acquired a 100% equity interest in Ding Xin with a consideration of $15,325 (RMB100,000). Upon closing of the disposition, the Company released all equity interests in Ding Xin to Fengxunhui’s shareholders.

As of June 30, 2021, the Company was mainly engaged in financial guarantee services, debt collection services and financial consulting services through Lixin Cayman and its subsidiaries.

The accompanying condensed consolidated financial statements reflect the activities of the Company and its subsidiaries as follows:

Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited	100% owned by Adrie
Fortis Health Industrial Group Limited (“FHIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited(“XJJK)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“YFH”)	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FHIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“ZSH”)

●     A PRC company

●     Incorporated on March 3, 2020

●     Registered capital of RMB 5 million

●     Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FHIG
Ningbo Zeshi Insurance Technology Co. (“ZSIT”)	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	100% indirectly owned by FHIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”)

●     A PRC limited liability partnership

●     Incorporated on December 21, 2017

●     Acquired on November 29, 2019

●     Registered capital of $7,750,878 (RMB 51 million)

●     Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FHIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“LXEM”)

●     A PRC limited liability company

●     Incorporated on July 3, 2015

●     Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●     Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FHIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“JYX”)

●     A PRC limited liability company

●     Incorporated on January 5, 2013

●     Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●     Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●     A PRC limited liability company

●     Incorporated on March 21, 2017

●     Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●     Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“LXSC”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM

The Company’s condensed consolidated statements of operations and comprehensive losses also includes Ding Xin’s 99%-owned subsidiary, Zhiyuan Commercial Factoring (Guangzhou) Co., Limited. (“Zhiyuan”), for the six months ended June 30, 2020, which were disposed and deconsolidated on September 30, 2020.